INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating loss and tax credit forwards
Capital loss carryforwards	$ 6,638
Net deferred tax assets (liabilities)
Total deferred tax assets	21,574	27,998
Valuation allowance	(16,996)	(17,493)
Net deferred tax assets	4,578	10,505
Total deferred tax liabilities	(29,220)	(36,463)
Net deferred tax liabilities	(24,642)	(25,958)
Tax effects of temporary differences and carryforwards included in net deferred tax liabilities
Operating loss and tax credit forwards	5,489	16,074
REIT deferred state tax liability		(9,653)
Other TRS Property, primarily differences in basis of assets and liabilities	(13,135)	(14,886)
Valuation allowance	(16,996)	(17,493)
Net deferred tax liabilities	(24,642)	(25,958)
State
Operating loss and tax credit forwards
Net operating loss carryforwards	$ 25,944